Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term loans	$ 275,703	$ 363,036
United States of America, Dollars
Debt Instrument [Line Items]
2023	11,162
2024	3,692
2025	46,238
2026 and thereafter	214,611
Long-term loans	$ 275,703